Loans and Allowance for Credit Losses, Nonaccrual (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans in process of foreclosure, amount	$ 3,500	$ 4,600
Government guaranteed mortgage loans upon foreclosure receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans in process of foreclosure, amount	2,800	3,200
Non-PCI [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	5,346	6,496
Non-PCI [Member] | Total Commercial [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	2,254	2,188
Non-PCI [Member] | Commercial and industrial loans [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	1,545	1,486
Non-PCI [Member] | Commercial real estate mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	573	580
Non-PCI [Member] | Commercial real estate construction [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	41	32
Non-PCI [Member] | Lease financing [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	95	90
Non-PCI [Member] | Total Consumer [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	3,092	4,308
Non-PCI [Member] | Real estate 1-4 family first mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	2,150	3,183
Non-PCI [Member] | Real estate 1-4 family junior lien mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	796	945
Non-PCI [Member] | Automobile [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	106	130
Non-PCI [Member] | Other revolving credit and installment [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	$ 40	$ 50